Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Intangible Assets

Note 8 — Intangible Assets

As of December 31, 2024, intangible assets were comprised of the following:

(In thousands)	Estimated Useful Life in Years	Net Book Value at December 31, 2024
Customer Relationships	10	$2,800
Tradenames	7	6,100
		$8,900

As of December 31, 2023, the Company did not have any intangible assets.

The estimated future amortization expense for the next five years and thereafter based on the preliminary purchase price allocation is as follows:

Years ending December 31 (In thousands)	Future Amortization Expense
2025	$1,151
2026	1,151
2027	1,151
2028	1,151
2029	1,151
Thereafter	3,145
Total	$8,900

Amortization expense recorded in general and administrative expense in the consolidated statements of operations was immaterial for the years ended December 31, 2024, and 2023.